United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 4, 2013

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	102

Form 13F Information Table Value Total:	$142,749,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1418    17765 SH       Sole                    17015               750
AllianceBernstein Holdings LP  COM              01881g106      270    15475 SH       Sole                    15475
American Express               COM              025816109      954    16600 SH       Sole                    16600
American National Insurance Co COM              028591105      578     8467 SH       Sole                     8017               450
BP PLC                         COM              055622104      747    17940 SH       Sole                    17940
Bank of New York Mellon        COM              064057102      686    26709 SH       Sole                    19549              7160
Berkshire Hathaway Inc. CL A   COM              084670108      536        4 SH       Sole                        4
Berkshire Hathaway Inc. Cl B   COM              084670702     2775    30938 SH       Sole                    28130              2808
Bristol-Myers Squibb           COM              110122108     1030    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     5666   154590 SH       Sole                   140790             13800
Brookfield Infrastru Prtnrs LP COM              g16252102     4021   114082 SH       Sole                   103657             10425
CME Group Inc Cl A             COM              167760107      253     5000 SH       Sole                     5000
CVS Caremark, Corp.            COM              126650100      820    16951 SH       Sole                    16951
CapitalSource Inc.             COM              14055X102      573    75608 SH       Sole                    70358              5250
Cenovus Energy, Inc.           COM              15135U109      329     9800 SH       Sole                     9350               450
Charles Schwab                 COM              808513105     4367   304105 SH       Sole                   214105             90000
Chevron Corp.                  COM              166751107     2273    21020 SH       Sole                    18020              3000
CitiGroup Inc.                 COM              172967101     1180    29833 SH       Sole                    24252              5581
Coca Cola Co.                  COM              191216100      868    23950 SH       Sole                    20950              3000
Colgate-Palmolive              COM              194162103      546     5225 SH       Sole                     5225
Comcast Cl A Special           COM              20030N200     2575    71675 SH       Sole                    64350              7325
Comcast Corp. Cl A             COM              20030N101      429    11470 SH       Sole                    10905               565
ConocoPhillips                 COM              20825C104     1458    25137 SH       Sole                    25137
Copano Energy, LLC             COM              217202100     1812    57291 SH       Sole                    54291              3000
DirectTV                       COM              25490A309     1483    29556 SH       Sole                    27343              2213
Discovery Commun Ser A         COM              25470F104      296     4660 SH       Sole                     4106               554
Discovery Commun Ser C         COM              25470F302      273     4660 SH       Sole                     4106               554
Duke Energy Corp.              COM              26441c105      332     5198 SH       Sole                     5198
Duke Realty Corp               COM              264411505      212    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      713    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      201    10150 SH       Sole                     9250               900
Enbridge Energy Management LLC COM              29250X103     3702   128139 SH       Sole                   121816              6323
Enstar Group LTD               COM              G3075P101      700     6250 SH       Sole                     5950               300
Ethan Allen Interiors          COM              297602104      269    10468 SH       Sole                    10468
Exxon Mobil Corp               COM              30231G102     3935    45466 SH       Sole                    45466
First Nat'l of Nebraska, Inc.  COM              335720108     2693      665 SH       Sole                      565               100
Forest City Ent. CL A          COM              345550107      176    10900 SH       Sole                    10100               800
General Electric               COM              369604103     3478   165700 SH       Sole                   152450             13250
HSBC Holdings PLC              COM              404280406     1444    27200 SH       Sole                    27200
Honeywell Intl.                COM              438506107      952    15000 SH       Sole                    12000              3000
Hyster-Yale MH CL A            COM              449172105      506    10375 SH       Sole                     9765               610
Hyster-Yale MH CL B            COM              449172204      506    10375 SH       Sole                     9765               610
Intl Bus Machines              COM              459200101      548     2863 SH       Sole                     2863
JPMorgan Chase                 COM              46625H100      663    15078 SH       Sole                    15078
Johnson & Johnson              COM              478160104     9953   141990 SH       Sole                   139490              2500
Kinder Morgan Energy Partners  COM              494550106      782     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     2887   121333 SH       Sole                   112333              9000
Liberty Global Cl A            COM              530555101     1652    26231 SH       Sole                    24660              1571
Liberty Global Ser C           COM              530555309     2866    48788 SH       Sole                    43817              4971
Liberty Interactive Ser A      COM              53071M104      629    31962 SH       Sole                    29188              2774
Liberty Media Corp Ser A       COM              530322106      980     8451 SH       Sole                     7705               746
Magellan Midstream Ptnrs LP    COM              559080106     7179   166210 SH       Sole                   157800              8410
Manulife Financial Corp.       COM              56501r106      163    12000 SH       Sole                     6000              6000
Markel Corp.                   COM              570535104      303      698 SH       Sole                      538               160
Markwest Energy Ptnr LP        COM              570759100     2117    41500 SH       Sole                    35200              6300
Marriott Intl. Inc.            COM              571903202      559    15000 SH       Sole                    15000
Martin Marietta Mtrl           COM              573284106      608     6450 SH       Sole                     5775               675
McDonald's Corp.               COM              580135101      401     4550 SH       Sole                     4550
Merck & Co.                    COM              589331107     5542   135376 SH       Sole                   135376
Microsoft Corp.                COM              594918104      917    34318 SH       Sole                    34318
Montpelier Re Holdings LTD     COM              G62185106     1001    43800 SH       Sole                    40100              3700
Nacco Inds Inc. CL A           COM              652957910      630    10375 SH       Sole                     9765               610
National Aust Bank             COM              632525408      606    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     2357    92404 SH       Sole                    84404              8000
Nextera Energy, Inc.           COM              65339F101      289     4182 SH       Sole                     4182
Nuveen Govt Income Fund        COM              67090N109      164    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     4470    82800 SH       Sole                    72800             10000
PepsiCo Inc.                   COM              713448108      257     3750 SH       Sole                     3750
Pfizer Inc.                    COM              717081103     2370    94481 SH       Sole                    88781              5700
Phillips 66                    COM              718546104      431     8121 SH       Sole                     8121
Plum Creek Timber              COM              729251108      422     9500 SH       Sole                     9500
Procter & Gamble Co            COM              742718109      312     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     4924    94999 SH       Sole                    91849              3150
Royal Dutch Shell              COM              780259206      703    10200 SH       Sole                    10200
Schlumberger Ltd               COM              806857108      213     3075 SH       Sole                     3075
Shaw Communications            COM              82082k200      368    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      515    18800 SH       Sole                    18800
St. Joe Co                     COM              790148100      962    41685 SH       Sole                    34810              6875
Suncor Energy Inc.             COM              867229106      297     9000 SH       Sole                     9000
TAL International Group        COM              874083108      797    21900 SH       Sole                    20400              1500
Texas Instruments              COM              882508104     1483    48000 SH       Sole                    48000
Time Warner Inc.               COM              887315109      203     4254 SH       Sole                     4254
Toronto-Dominion Bank          COM              891160509      368     4363 SH       Sole                     4363
Travelers Companies Inc.       COM              792860108      478     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     2165    77130 SH       Sole                    65005             12125
U.S. Bancorp                   COM              902973304     2509    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      217     9145 SH       Sole                     6645              2500
Verizon Comm.                  COM              92343V104      256     5906 SH       Sole                     5906
VistaPrint Limited             COM              G93762204     3261    99250 SH       Sole                    87250             12000
W.P. Carey Inc                 COM              92930Y107     4391    84200 SH       Sole                    81125              3075
Walt Disney Co.                COM              254687106     1818    36505 SH       Sole                    31705              4800
Waste Management, Inc.         COM              94106L109      395    11700 SH       Sole                    10700              1000
Wells Fargo & Co.              COM              949746101     3141    91886 SH       Sole                    83886              8000
Wells Fargo Adv Global Div Opp COM              30024H101       91    12000 SH       Sole                    12000
White Mountains Insurance Grou COM              G9618E107      542     1052 SH       Sole                      927               125
Williams Companies             COM              969457100      308     9400 SH       Sole                     7900              1500
XL Group Plc.                  COM              G98255105      200     8000 SH       Sole                     7500               500
Zimmer Holdings Inc.           COM              98956p102      331     4960 SH       Sole                     4960
iShares S&P US PFD Fund        COM              464288687      991    25025 SH       Sole                    23225              1800
Longleaf Partners Internationa MUT              543069405      264 18811.2070 SH     Sole               14269.2490         4541.9580
Putnam Global Healthcare Fund  MUT              746778109      267 6001.1070 SH      Sole                6001.1070
T Rowe Price Gr Stock    MUT              741479109      201 5309.9640 SH      Sole                5309.9640
REPORT SUMMARY		     102 DATA RECORDS	            142749    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED